Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income for the year	$ 401,630	$ 564,166	$ 603,745	$ 603,634
Items that do not represent cash flows:
Depreciation and amortization	73,357	103,044	70,541	37,681
Impairment property and equipment	1,661	2,333	2,555	334
Provision for Expected Credit losses	520,307	730,871	376,153	309,861
Provisions for contingent loan risks	73,210	102,837	(45)	2,041
Fair value adjustment of financial assets held-for-trading	(909)	(1,277)	294	(663)
Provision for deferred income taxes	(58,895)	(82,729)	(58,733)	11,435
Income attributable to associates	5,099	7,163	(6,039)	(6,811)
Net gain on sales of assets received in lieu of payment	(3)	(4)	(2,560)	(3,650)
Net gain loss on sales of property and equipment	(30)	(42)	(90)	(3,632)
Other charges (credits) to income that do not represent cash flows	27,110	38,081	9,477	(4,990)
Net changes in exchange rate, interest and fees accrued on assets and liabilities	(7,117)	(9,997)	146,774	43,982
Changes in assets and liabilities that affect operating cash flows:
(Increase) decrease in loans and advances to banks, net	(1,800,134)	(2,528,633)	354,308	(734,330)
(Increase) decrease in loans to customers at amortized cost	(1,140,644)	(1,602,253)	(2,342,112)	(2,686,038)
(Increase) decrease in financial assets held-for-trading, net	(2,793,801)	(3,924,429)	149,292	(121,167)
(Increase) decrease in other assets and liabilities	304,426	427,625	129,119	(155,624)
Increase (decrease) in current accounts and other demand deposits	3,843,145	5,398,434	1,738,840	668,521
Increase (decrease) in transactions from reverse repurchase agreements	(33,488)	(47,040)	1,711	98,570
Increase (decrease) in saving accounts and time deposits	(1,901,014)	(2,670,339)	184,946	579,827
Proceeds from sale of assets received in lieu of payment	13,730	19,286	30,795	26,274
Total cash flows from operating activities	(2,472,360)	(3,472,903)	1,388,971	(1,334,745)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase) decrease in financial assets at fair value through other comprehensive income	285,558	401,121	(301,175)	464,060
Payments for lease agreements	(28,705)	(40,322)	(29,374)
Net changes in leased assets	(847)	(1,190)	(1,725)
Purchases of property and equipment	(28,471)	(39,993)	(43,512)	(28,065)
Proceeds from sales of property and equipment	401	563	92	3,640
Purchases of intangible assets	(18,631)	(26,171)	(20,928)	(23,512)
Investments in other companies			(671)
Dividends received from investments in other companies	1,001	1,406	552	411
Total cash flows from investing activities	210,306	295,414	(396,741)	416,534
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of mortgage financial bonds	(2,382)	(3,346)	(3,268)	(4,388)
Proceeds from bond issuances	889,135	1,248,961	2,625,176	2,157,587
Redemption from bond issuances	(1,221,026)	(1,715,165)	(1,546,572)	(1,436,232)
Dividends paid	(350,538)	(492,398)	(356,311)	(374,079)
Increase (decrease) in borrowings from foreign financial institutions	(999,925)	(1,404,586)	44,755	320,635
Increase (decrease) in other financial obligations	52,683	74,003	42,664	(8,753)
Increase (decrease) in borrowings from Central Bank of Chile	3,110,600	4,369,434		(1)
Other long-term borrowings				15
Payment of other long-term borrowings	(16,963)	(23,827)	(4,005)	(9,814)
Total cash flows from financing activities	1,461,584	2,053,076	802,439	644,970
TOTAL NET POSITIVE (NEGATIVE) CASH FLOWS FOR THE YEAR	(800,470)	(1,124,413)	1,794,669	(273,241)
Net effect of exchange rate changes on cash and cash equivalents	(34,366)	(48,274)	34,299	116,121
Cash and cash equivalents at beginning of year	3,110,246	4,368,937	1,281,278	1,438,398
Cash and cash equivalents at end of year	2,275,410	3,196,250	3,110,246	1,281,278
Cash received (paid ) during the year for:
Income taxes (paid) received	(70,686)	(99,292)	(6,514)	20,513
Interest received	1,777,086	2,496,258	2,010,563	1,881,766
Interest paid	$ (505,557)	$ (710,152)	$ (460,115)	$ (400,686)